Note Q - Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Condensed Balance Sheet [Table Text Block]
	Years ended December 31:
Assets	20 17	201 6
Cash and cash equivalents	$3,292	$2,747
Investment in subsidiaries	118,775	115,057
Notes receivable – subsidiaries	3,320	3,420
Other assets	67	52
Total assets	$125,454	$121,276

Liabilities
Notes payable	$7,324	$7,882
Subordinated debentures	8,500	8,500
Other liabilities	269	366
Total liabilities	16,093	16,748

Shareholders ’ Equity
Total shareholders ’ equity	109,361	104,528
Total liabilities and shareholders ’ equity	$125,454	$121,276

Condensed Income Statement [Table Text Block]
	Years ended December 31:
Income:	201 7	201 6	201 5
Interest on notes	$51	$52	$53
Dividends from subsidiaries	4,400	6,900	3,500

Expenses:
Interest on notes	211	136	53
Interest on subordinated debentures	248	204	170
Operating expenses	332	667	345
Income before income taxes and equity in undistributed earnings of subsidiaries	3,660	5,945	2,985
Income tax benefit	244	256	167
Equity in undistributed earnings of subsidiaries	3,605	719	5,422
Net Income	$7,509	$6,920	$8,574
Comprehensive Income	$7,622	$5,624	$7,919

Condensed Cash Flow Statement [Table Text Block]
	Years ended December 31:
Cash flows from operating activities:	20 17	201 6	201 5
Net Income	$7,509	$6,920	$8,574
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(3,605)	(719)	(5,422)
Common stock issued to ESOP	428	575	----
Change in other assets	(15)	11	(16)
Change in other liabilities	(97)	318	(141)
Net cash provided by operating activities	4,220	7,105	2,995

Cash flows from investing activities:
Cash paid for Milton Bancorp, Inc. acquisition	----	(7,431)	----
Change in notes receivable	100	461	(100)
Net cash provided by (used in) investing activities	100	(6,970)	(100)

Cash flows from financing activities:
Change in notes payable	(558)	3,964	128
Proceeds from common stock through dividend reinvestment	715	----	----
Cash dividends paid	(3,932)	(3,585)	(3,665)
Net cash provided by (used in) financing activities	(3,775)	379	(3,537)

Cash and cash equivalents:
Change in cash and cash equivalents	545	514	(642)
Cash and cash equivalents at beginning of year	2,747	2,233	2,875
Cash and cash equivalents at end of year	$3,292	$2,747	$2,233